BORROWINGS - Additional Information (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 250
U.K. Regulated Distribution Business and Brazilian Regulated Gas Transmission Business
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	45
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in borrowings	$ 480